Operating Leases (Tables)	6 Months Ended
Jun. 30, 2024
Operating Leases
Schedule of future lease payments

Year	Future Lease Payments	Operating Lease Discount	Operating Lease Liability
2024	$48,944	$(19,122)	$29,822
2025	101,133	(33,313)	67,820
2026	105,178	(25,468)	79,710
2027	109,037	(15,985)	93,052
2028	94,185	(4,776)	89,409
Total	$458,477	$(98,664)	$359,813

Schedule of supplemental information

Supplemental Information
Weighted average remaining lease term (in years)	4.33
Weighted average discount rate	11.49%